Prepaid Expenses and Deposits - Summary of Prepaid Expenses and Deposits (Detail) - USD ($) $ in Thousands	Nov. 30, 2024	Nov. 30, 2023
Current prepayments [abstract]
Prepaid expenses	$ 2,282	$ 2,687
Deposits	1,170	467
Prepaid Expenses and Deposits	$ 3,452	$ 3,154